Investment securities (Tables)	12 Months Ended
Dec. 31, 2017
Available For Sale Securities Text Block
	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$1,112,791	$8	$2,101	$1,110,698	1.06%
After 1 to 5 years	2,550,116	-	26,319	2,523,797	1.55
After 5 to 10 years	293,579	281	191	293,669	2.24
Total U.S. Treasury securities	3,956,486	289	28,611	3,928,164	1.46
Obligations of U.S. Government sponsored entities
Within 1 year	276,304	21	818	275,507	1.26
After 1 to 5 years	336,922	22	3,518	333,426	1.48
Total obligations of U.S. Government sponsored entities	613,226	43	4,336	608,933	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,668	-	59	6,609	2.30
Total obligations of Puerto Rico, States and political subdivisions	6,668	-	59	6,609	2.30
Collateralized mortgage obligations - federal agencies
Within 1 year	40	-	-	40	2.60
After 1 to 5 years	16,972	173	75	17,070	2.90
After 5 to 10 years	36,186	57	526	35,717	2.31
After 10 years	914,568	2,789	26,431	890,926	2.01
Total collateralized mortgage obligations - federal agencies	967,766	3,019	27,032	943,753	2.03
Mortgage-backed securities
Within 1 year	484	8	-	492	4.23
After 1 to 5 years	14,599	206	211	14,594	3.50
After 5 to 10 years	339,161	2,390	3,765	337,786	2.21
After 10 years	4,385,368	19,493	69,071	4,335,790	2.46
Total mortgage-backed securities	4,739,612	22,097	73,047	4,688,662	2.44
Equity securities (without contractual maturity)	1,039	776	-	1,815	8.21
Other
After 5 to 10 years	789	13	-	802	3.62
Total other	789	13	-	802	3.62
Total investment securities available-for-sale[1]	$10,285,586	$26,237	$133,085	$10,178,738	1.96%
[1]Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$844,002	$1,254	$28	$845,228	1.00%
After 1 to 5 years	1,300,729	214	9,551	1,291,392	1.11
Total U.S. Treasury securities	2,144,731	1,468	9,579	2,136,620	1.06
Obligations of U.S. Government sponsored entities
Within 1 year	100,050	102	-	100,152	0.98
After 1 to 5 years	613,293	710	2,505	611,498	1.38
After 5 to 10 years	200	-	-	200	5.64
Total obligations of U.S. Government sponsored entities	713,543	812	2,505	711,850	1.32
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,419	-	161	6,258	2.89
After 5 to 10 years	5,000	-	1,550	3,450	3.80
After 10 years	17,605	-	4,542	13,063	7.09
Total obligations of Puerto Rico, States and political subdivisions	29,024	-	6,253	22,771	5.60
Collateralized mortgage obligations - federal agencies
Within 1 year	13	-	-	13	1.23
After 1 to 5 years	18,524	429	28	18,925	2.89
After 5 to 10 years	39,178	428	61	39,545	2.68
After 10 years	1,180,686	6,313	23,956	1,163,043	1.99
Total collateralized mortgage obligations - federal agencies	1,238,401	7,170	24,045	1,221,526	2.02
Mortgage-backed securities
Within 1 year	55	1	-	56	4.76
After 1 to 5 years	19,960	537	43	20,454	3.86
After 5 to 10 years	317,185	3,701	1,721	319,165	2.29
After 10 years	3,805,675	28,772	68,790	3,765,657	2.47
Total mortgage-backed securities	4,142,875	33,011	70,554	4,105,332	2.46
Equity securities (without contractual maturity)	1,246	876	-	2,122	7.94
Other
Within 1 year	8,539	11	-	8,550	1.78
After 5 to 10 years	1,004	31	-	1,035	3.62
Total other	9,543	42	-	9,585	1.97
Total investment securities available-for-sale[1]	$8,279,363	$43,379	$112,936	$8,209,806	1.94%
[1]Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$1,389,619	$1,386,737
After 1 to 5 years	2,925,277	2,895,496
After 5 to 10 years	669,715	667,974
After 10 years	5,299,936	5,226,716
Total	10,284,547	10,176,923
Equity securities	1,039	1,815
Total investment securities available-for-sale	$10,285,586	$10,178,738

Schedule Of Realized Gains Losses [Table Text Block]
	Years ended December 31,
(In thousands)	2017	2016	2015
Gross realized gains	$346	$378	$226
Gross realized losses	(12)	-	(85)
Net realized gains on sale of investment securities available-for-sale	$334	$378	$141

Held To Maturity Securities Text Block
	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,295	$-	$79	$3,216	5.96%
After 1 to 5 years	15,485	-	4,143	11,342	6.05
After 5 to 10 years	29,240	-	8,905	20,335	3.89
After 10 years	44,734	3,834	222	48,346	1.93
Total obligations of Puerto Rico, States and political subdivisions	92,754	3,834	13,349	83,239	3.38
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	67	4	-	71	5.45
Total collateralized mortgage obligations - federal agencies	67	4	-	71	5.45
Other
Within 1 year	500	-	7	493	1.96
After 1 to 5 years	500	-	-	500	2.97
Total other	1,000	-	7	993	2.47
Total investment securities held-to-maturity[1]	$93,821	$3,838	$13,356	$84,303	3.37%
[1]Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,105	$-	$1,240	$1,865	5.90%
After 1 to 5 years	14,540	-	5,957	8,583	6.02
After 5 to 10 years	18,635	-	7,766	10,869	6.20
After 10 years	59,747	1,368	8,892	52,223	1.91
Total obligations of Puerto Rico, States and political subdivisions	96,027	1,368	23,855	73,540	3.49
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	74	4	-	78	5.45
Total collateralized mortgage obligations - federal agencies	74	4	-	78	5.45
Other
Within 1 year	1,000	-	3	997	1.65
After 1 to 5 years	1,000	-	39	961	2.44
Total other	2,000	-	42	1,958	2.05
Total investment securities held-to-maturity[1]	$98,101	$1,372	$23,897	$75,576	3.46%
[1]Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$3,795	$3,709
After 1 to 5 years	15,985	11,842
After 5 to 10 years	29,307	20,406
After 10 years	44,734	48,346
Total investment securities held-to-maturity	$93,821	$84,303

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,608,473	$14,749	$1,027,066	$13,862	$3,635,539	$28,611
Obligations of U.S. Government sponsored entities	214,670	1,108	376,807	3,228	591,477	4,336
Obligations of Puerto Rico, States and political
subdivisions	6,609	59	-	-	6,609	59
Collateralized mortgage obligations - federal agencies	153,336	2,110	595,339	24,922	748,675	27,032
Mortgage-backed securities	1,515,295	12,529	2,652,359	60,518	4,167,654	73,047
Total investment securities available-for-sale in an
unrealized loss position	$4,498,383	$30,555	$4,651,571	$102,530	$9,149,954	$133,085

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$1,162,110	$9,579	$-	$-	$1,162,110	$9,579
Obligations of U.S. Government sponsored entities	430,273	2,426	3,126	79	433,399	2,505
Obligations of Puerto Rico, States and political
subdivisions	6,258	161	16,512	6,092	22,770	6,253
Collateralized mortgage obligations - federal agencies	505,503	8,112	339,236	15,933	844,739	24,045
Mortgage-backed securities	3,537,606	70,173	15,113	381	3,552,719	70,554
Total investment securities available-for-sale in an
unrealized loss position	$5,641,750	$90,451	$373,987	$22,485	$6,015,737	$112,936

Schedule Of Securities Aggregate Amortized Cost Exceed 10 Of Stockholders Equity [Table Text Block]
	2017		2016

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$3,621,537	$3,572,474	$3,255,844	$3,211,443
Freddie Mac	1,358,708	1,335,685	1,381,197	1,361,933

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$-	$-	$35,696	$13,349	$35,696	$13,349
Other	-	-	743	7	743	7
Total investment securities held-to-maturity in an unrealized
loss position	$-	$-	$36,439	$13,356	$36,439	$13,356

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$31,294	$1,702	$30,947	$22,153	$62,241	$23,855
Other	491	9	1,217	33	1,708	42
Total investment securities held-to-maturity in an unrealized
loss position	$31,785	$1,711	$32,164	$22,186	$63,949	$23,897